Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Consolidated net income (loss)	$ (842,542)	$ (481,664)	$ 3,679,781	$ 1,001,605
Adjustments to reconcile consolidated net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	41,440	43,309	169,182	116,218
Loss on disposal of real estate assets (1)				13,461
Gain on disposal of property and equipment				(966)
Equity in earnings of unconsolidated affiliate	(314,774)	(240,069)	(665,765)	(22,954)
Equity-based compensation expense	41,944	33,780	198,807	102,238
Operating distributions from unconsolidated affiliate	314,774	240,069	688,719
Changes in operating assets and liabilities:
Accounts receivable (1)	68,347	2,780,353	2,257,564	(3,078,121)
Revenue in excess of billings		96,030	248,874	86,586
Prepaid expenses and deposits	(5,234)	10,406	(34,601)	(14,617)
Pre-development costs	(2,425)	(18,900)	(7,291)	174,830
Accounts payable and accrued liabilities (1)	(220,758)	(1,214,384)	(833,028)	1,221,299
Deferred rent	(13,722)	51,140	47,413	80,508
Net cash provided by (used in) operating activities	(932,950)	1,300,070	5,749,655	(319,913)
INVESTING ACTIVITIES:
Capital expenditures	(15,180)	(25,857)	(55,563)	(344,590)
Investment in unconsolidated joint venture	(760)		(1,114,300)	(1,940,282)
Distributions from unconsolidated joint venture	488,478		1,057,434
Decrease (increase) in deposits	50,000	0	(50,000)
Proceeds from disposal of real estate assets (1)				13,483
Proceeds from disposal of property and equipment				1,750
Change in restricted cash				1,006,342
Net cash used in investing activities	522,538	(25,857)	(162,429)	(1,263,297)
FINANCING ACTIVITIES:
Distributions to noncontrolling interests	(55,439)	(9,973)	(13,118)
Proceeds received from exercise of options	136,799	0
Dividends paid to common stockholders	(498,958)	0
Net cash used in financing activities	(417,598)	(9,973)	(13,118)
Net change in cash and cash equivalents	(828,010)	1,264,240	5,574,108	(1,583,210)
Cash and cash equivalents, beginning of period	7,504,549	1,930,441	1,930,441	3,513,651
Cash and cash equivalents, end of period	6,676,539	3,194,681	7,504,549	1,930,441
Supplemental disclosure of cash flow information:
Cash paid for income taxes	195,095	0	0	0
Cash paid for interest	0	0	0	0
Supplemental disclosure of non-cash activity:
Capital contribution from noncontrolling interest			238,760	0
Landlord reimbursement of capital expenditures			0	245,000
Accrued preferred return to noncontrolling interests	$ 47,293	$ 0